Income Taxes - Schedule of Reconciliation between U.S. Federal Statutory Tax and Effective Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory tax					$ (901)	$ (20,111)
Tax credits					(13,955)	(8,940)
State taxes, net of federal tax benefit					(2,994)	(8,240)
Non-deductible expenses					875	1,331
Other					1,410	(2,401)
Change in valuation allowance					16,280	38,361
Tax provision	$ 0	$ (46)	$ 0	$ 816	$ 715	$ 0